Expenses by nature - Summary of Expenses by nature (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Raw materials and supplies used	$ 4,708,493	$ 3,575,283	$ 3,079,909
Employee benefit expenses	6,010,227	6,075,773	5,606,833
Depreciation expenses	4,175,519	3,731,914	3,376,579
Others	4,686,218	4,590,720	4,464,499
Total operating costs and expenses	$ 19,580,457	$ 17,973,690	$ 16,527,820